Statements of Profit and Loss - ILS (₪)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	₪ 98,434	₪ 823,360
Cost of projects	459,670	455,035
Gross deficit	(361,236)	368,325
Selling, administrative and general expenses	(637,797)	(677,481)
Operating deficit	(999,033)	(309,156)
Financing expenses, net	(55,812)	(11,677)
Loss for the year after financing	(1,054,845)	(320,833)
Other expenses	0	0
Loss for the period	(1,054,845)	(320,833)
Loss from previous years	(1,464,738)	(1,143,905)
Deficit balance	₪ (2,519,583)	₪ (1,464,738)
Basic and diluted loss per ordinary share	₪ 0.46	₪ 1,069.44
Weighted-average number of ordinary shares outstanding:
Basic and Diluted	2,282,124	300